Fair Value Measurements - Additional Information (Detail) - USD ($)		12 Months Ended
	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Present value discount rate
Impairment of goodwill		$ 0	$ 0
Impairment of intangible assets, indefinite-lived		0	0
Operating lease, impairment loss		0	0
Notes payable		21,086,000	37,572,000
Estimate of Fair Value Measurement [Member]
Present value discount rate
Fair value of the fixed-rated note		22,100,000
Fixed Rated Note [Member]
Present value discount rate
Notes payable		$ 21,100,000
Bit Access [Member]
Present value discount rate
Payments to acquire businesses	$ 2,000,000		$ 2,000,000